Segmented information	12 Months Ended
Dec. 31, 2019
Operating Segments [Abstract]
Segmented information

Note 3	Segmented information
The accounting policies used in our segment reporting are the same as those we describe in Note 2, Significant accounting policies. Our results are reported in three segments: Bell Wireless, Bell Wireline and Bell Media. Our segments reflect how we manage our business and how we classify our operations for planning and measuring performance. Accordingly, we operate and manage our segments as strategic business units organized by products and services. Segments negotiate sales with each other as if they were unrelated parties.
To align with changes in how we manage our business and assess performance, the operating results of The Source (Bell) Electronics Inc. (The Source) are now entirely included within our Wireless segment effective January 1, 2019, with prior periods restated for comparative purposes. Previously, The Source’s results were included within our Wireless and Wireline segments.

We measure the performance of each segment based on segment profit, which is equal to operating revenues less operating costs for the segment. Substantially all of our severance, acquisition and other costs, depreciation and amortization, finance costs and other expense are managed on a corporate basis and, accordingly, are not reflected in segment results.
Substantially all of our operations and assets are located in Canada.
Our Bell Wireless segment provides wireless voice and data communication products and services to our residential, small and medium-sized business and large enterprise customers across Canada.
Our Bell Wireline segment provides data, including Internet access and IPTV, local telephone, long distance, as well as other communications services and products to our residential, small and medium-sized business and large enterprise customers primarily in Ontario, Québec, the Atlantic provinces and Manitoba, while satellite TV service and connectivity to business customers are available nationally across Canada. In addition, this segment includes our wholesale business, which buys and sells local telephone, long distance, data and other services from or to resellers and other carriers.
Our Bell Media segment provides conventional TV, specialty TV, pay TV, streaming services, digital media services, radio broadcasting services and OOH advertising services to customers nationally across Canada.

Segmented information

FOR THE YEAR ENDED DECEMBER 31, 2019	NOTE		BELL WIRELESS	BELL WIRELINE	BELL MEDIA	INTER- SEGMENT ELIMINA- TIONS	BCE

Operating revenues
External customers			9,087	12,066	2,811	—	23,964
Inter-segment			55	290	406	(751)	—
Total operating revenues			9,142	12,356	3,217	(751)	23,964
Operating costs		4	(5,300)	(6,942)	(2,367)	751	(13,858)
Segment profit (1)			3,842	5,414	850	—	10,106
Severance, acquisition and other costs		5					(114)
Depreciation and amortization	14,	16					(4,398)
Finance costs
Interest expense		6					(1,132)
Interest on post-employment benefit obligations		24					(63)
Other expense		7					(13)
Income taxes		8					(1,133)
Net earnings							3,253
Goodwill		19	3,048	4,673	2,946	—	10,667
Indefinite-life intangible assets		16	3,948	1,692	2,381	—	8,021
Capital expenditures			697	3,183	108	—	3,988

(1)	The chief operating decision maker uses primarily one measure of profit to make decisions and assess performance, being operating revenues less operating costs.

FOR THE YEAR ENDED DECEMBER 31, 2018	NOTE		BELL WIRELESS	BELL WIRELINE	BELL MEDIA	INTER- SEGMENT ELIMINA- TIONS	BCE

Operating revenues
External customers			8,766	12,025	2,677	—	23,468
Inter-segment			52	242	444	(738)	—
Total operating revenues			8,818	12,267	3,121	(738)	23,468
Operating costs		4	(5,297)	(6,946)	(2,428)	738	(13,933)
Segment profit (1)			3,521	5,321	693	—	9,535
Severance, acquisition and other costs		5					(136)
Depreciation and amortization	14,	16					(4,014)
Finance costs
Interest expense		6					(1,000)
Interest on post-employment benefit obligations		24					(69)
Other expense		7					(348)
Income taxes		8					(995)
Net earnings							2,973
Goodwill		19	3,048	4,679	2,931	—	10,658
Indefinite-life intangible assets		16	3,948	1,692	2,467	—	8,107
Capital expenditures			664	3,193	114	—	3,971

(1)	The chief operating decision maker uses primarily one measure of profit to make decisions and assess performance, being operating revenues less operating costs.

Revenues by services and products

The following table presents our revenues disaggregated by type of services and products.

FOR THE YEAR ENDED DECEMBER 31	2019	2018
Services(1)
Wireless	6,427	6,269
Wireline data	7,684	7,466
Wireline voice	3,564	3,782
Media	2,811	2,677
Other wireline services	251	247
Total services	20,737	20,441
Products(2)
Wireless	2,660	2,497
Wireline data	519	466
Wireline equipment and other	48	64
Total products	3,227	3,027
Total operating revenues	23,964	23,468
(1) Our service revenues are generally recognized over time.
(2) Our product revenues are generally recognized at a point in time.